Annual Report - Financial Statements

T. ROWE PRICE

                     EQUITY
                     INDEX 500
                     FUND

                     DECEMBER 31, 2002

T. ROWE PRICE EQUITY INDEX 500 FUND
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS              For a share outstanding throughout each period
--------------------------------------------------------------------------------

                                                Year
                                               Ended
                                            12/31/02    12/31/01    12/31/00   12/31/99    12/31/98
NET ASSET VALUE
Beginning of period                          $ 30.84     $ 35.50     $ 39.56    $ 33.38     $ 26.38
                                             -------     -------     -------    -------     -------
Investment activities
   Net investment income (loss)                 0.34*       0.32*       0.33*      0.34*       0.33*
   Net realized and
   unrealized gain (loss)                      (7.17)      (4.65)      (3.98)      6.49        7.10
                                             -------------------------------------------------------
   Total from
   investment activities                       (6.83)      (4.33)      (3.65)      6.83        7.43
                                             -------------------------------------------------------
Distributions
   Net investment income                       (0.34)      (0.33)      (0.33)     (0.34)      (0.34)
   Net realized gain                               -           -       (0.08)     (0.31)      (0.09)
                                             -------------------------------------------------------
   Total distributions                        (0.34)      (0.33)      (0.41)     (0.65)      (0.43)
                                             -------------------------------------------------------
NET ASSET VALUE
End of period                                $ 23.67     $ 30.84     $ 35.50    $ 39.56     $ 33.38
                                             -------------------------------------------------------

Ratios/Supplemental Data
Total return/\                                (22.21)%*   (12.17)%*    (9.30)%*   20.64%*     28.31%*
----------------------------------------------------------------------------------------------------
Ratio of total expenses to
average net assets                              0.35%*      0.35%*      0.35%*     0.40%*      0.40%*
----------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets                    1.27%*      1.00%*      0.85%*     0.98%*      1.17%*
----------------------------------------------------------------------------------------------------
Portfolio turnover rate                          6.6%        4.0%        9.1%       5.2%        4.7%
----------------------------------------------------------------------------------------------------
Net assets, end of period
(in millions)                                $2,708      $ 3,473     $ 4,045    $ 5,049     $ 3,347
----------------------------------------------------------------------------------------------------

/\ Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions and payment of no redemption or account fees.
* Excludes expenses in excess of a 0.40% contractual expense limitation in effect through 12/31/99 and a 0.35% contractual expense limitation in effect through 12/31/02.

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE EQUITY INDEX 500 FUND
--------------------------------------------------------------------------------

                                                               December 31, 2002

STATEMENT OF NET ASSETS                                 Shares/Par         Value
--------------------------------------------------------------------------------
                                                                    In thousands

COMMON STOCKS 97.8%

CONSUMER DISCRETIONARY 13.1%

Auto Components 0.2%
Johnson Controls                                            28,897       $ 2,317
--------------------------------------------------------------------------------
Delphi                                                     180,758         1,455
--------------------------------------------------------------------------------
Dana                                                        47,903           563
--------------------------------------------------------------------------------
Goodyear Tire & Rubber(S)                                   59,170           403
--------------------------------------------------------------------------------
Cooper Tire                                                 24,273           372
--------------------------------------------------------------------------------
Visteon                                                     43,450           303
--------------------------------------------------------------------------------
                                                                           5,413
                                                                         -------
Automobiles 0.6%
GM                                                         182,385         6,723
--------------------------------------------------------------------------------
Ford Motor(S)                                              598,967         5,570
--------------------------------------------------------------------------------
Harley-Davidson                                             98,586         4,555
--------------------------------------------------------------------------------
                                                                          16,848
                                                                         -------
Distributors 0.1%
Genuine Parts                                               57,120         1,759
--------------------------------------------------------------------------------
                                                                           1,759
                                                                         -------
Hotels, Restaurants & Leisure 1.0%
McDonald's                                                 415,479         6,681
--------------------------------------------------------------------------------
Carnival                                                   191,093         4,768
--------------------------------------------------------------------------------
Marriott, Class A                                           78,372         2,576
--------------------------------------------------------------------------------
Starbucks *                                                126,171         2,571
--------------------------------------------------------------------------------
Yum! Brands *                                               95,767         2,319
--------------------------------------------------------------------------------
International Game Technology *                             28,056         2,130
--------------------------------------------------------------------------------
Hilton                                                     123,446         1,569
--------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, REIT                   64,307         1,527
--------------------------------------------------------------------------------
Harrah's Entertainment *                                    36,871         1,460
--------------------------------------------------------------------------------
Darden Restaurants                                          56,597         1,157
--------------------------------------------------------------------------------
Wendys                                                      37,185         1,007
--------------------------------------------------------------------------------
                                                                          27,765
                                                                         -------
Household Durables 0.5%
Newell Rubbermaid                                           87,478         2,653
--------------------------------------------------------------------------------
Fortune Brands                                              48,544         2,258
--------------------------------------------------------------------------------
Leggett & Platt                                             63,046         1,415
--------------------------------------------------------------------------------
Whirlpool                                                   22,353         1,167
--------------------------------------------------------------------------------

T. ROWE PRICE EQUITY INDEX 500 FUND
--------------------------------------------------------------------------------

                                                      Shares/Par           Value
--------------------------------------------------------------------------------
                                                                    In thousands

Black & Decker                                            26,764       $   1,148
--------------------------------------------------------------------------------
Centex(S)                                                 20,418           1,025
--------------------------------------------------------------------------------
Stanley Works                                             28,087             971
--------------------------------------------------------------------------------
Pulte                                                     19,689             943
--------------------------------------------------------------------------------
Maytag                                                    25,979             740
--------------------------------------------------------------------------------
KB Home                                                   15,734             674
--------------------------------------------------------------------------------
Snap-On                                                   19,050             536
--------------------------------------------------------------------------------
American Greetings, Class A *(S)                          22,192             351
--------------------------------------------------------------------------------
Tupperware                                                18,902             285
--------------------------------------------------------------------------------
                                                                          14,166
                                                                       ---------
Internet & Catalog Retail 0.3%
e-Bay *(S)                                               100,876           6,842
--------------------------------------------------------------------------------
                                                                           6,842
                                                                       ---------
Leisure Equipment & Products 0.3%
Eastman Kodak                                             95,172           3,335
--------------------------------------------------------------------------------
Mattel                                                   142,259           2,724
--------------------------------------------------------------------------------
Hasbro                                                    56,349             651
--------------------------------------------------------------------------------
Brunswick                                                 30,317             602
--------------------------------------------------------------------------------
                                                                           7,312
                                                                       ---------
Media 3.9%
Viacom, Class B *                                        574,331          23,410
--------------------------------------------------------------------------------
AOL Time Warner *                                      1,460,174          19,128
--------------------------------------------------------------------------------
Comcast, Class A *                                       752,482          17,736
--------------------------------------------------------------------------------
Disney                                                   666,363          10,868
--------------------------------------------------------------------------------
Clear Channel Communications *                           199,402           7,436
--------------------------------------------------------------------------------
Gannett                                                   86,952           6,243
--------------------------------------------------------------------------------
Tribune                                                   99,427           4,520
--------------------------------------------------------------------------------
Omnicom                                                   61,337           3,962
--------------------------------------------------------------------------------
McGraw-Hill                                               63,300           3,826
--------------------------------------------------------------------------------
New York Times, Class A                                   49,268           2,253
--------------------------------------------------------------------------------
Univision Communications, Class A *(S)                    75,243           1,844
--------------------------------------------------------------------------------
Interpublic Group                                        124,455           1,752
--------------------------------------------------------------------------------
Knight-Ridder                                             27,275           1,725
--------------------------------------------------------------------------------
Dow Jones(S)                                              27,513           1,189
--------------------------------------------------------------------------------
Meredith                                                  16,414             675
--------------------------------------------------------------------------------
TMP Worldwide *(S)                                        34,907             395
--------------------------------------------------------------------------------
                                                                         106,962
                                                                       ---------
    3

T. ROWE PRICE EQUITY INDEX 500 FUND
--------------------------------------------------------------------------------

                                                      Shares/Par           Value
--------------------------------------------------------------------------------
                                                                    In thousands

Multiline Retail 3.9%
Wal-Mart                                               1,441,759       $  72,823
--------------------------------------------------------------------------------
Target                                                   295,041           8,851
--------------------------------------------------------------------------------
Kohl's *                                                 109,600           6,132
--------------------------------------------------------------------------------
Costco Wholesale *                                       148,568           4,169
--------------------------------------------------------------------------------
Sears                                                    103,822           2,487
--------------------------------------------------------------------------------
May Department Stores                                     93,631           2,152
--------------------------------------------------------------------------------
J.C. Penney                                               86,971           2,001
--------------------------------------------------------------------------------
Federated Department Stores *                             64,973           1,869
--------------------------------------------------------------------------------
Family Dollar Stores                                      55,757           1,740
--------------------------------------------------------------------------------
Dollar General(S)                                        108,533           1,297
--------------------------------------------------------------------------------
Nordstrom                                                 43,514             825
--------------------------------------------------------------------------------
Big Lots *                                                38,420             508
--------------------------------------------------------------------------------
Dillards, Class A                                         27,367             434
--------------------------------------------------------------------------------
                                                                         105,288
                                                                       ---------
Specialty Retail 2.0%
Home Depot                                               758,323          18,170
--------------------------------------------------------------------------------
Lowe's                                                   254,701           9,551
--------------------------------------------------------------------------------
GAP                                                      288,519           4,478
--------------------------------------------------------------------------------
TJX                                                      174,589           3,408
--------------------------------------------------------------------------------
Bed Bath & Beyond *                                       96,157           3,320
--------------------------------------------------------------------------------
Staples *                                                151,662           2,775
--------------------------------------------------------------------------------
Best Buy *                                               104,723           2,529
--------------------------------------------------------------------------------
AutoZone *                                                34,095           2,409
--------------------------------------------------------------------------------
The Limited                                              169,291           2,358
--------------------------------------------------------------------------------
Office Depot *                                           100,607           1,485
--------------------------------------------------------------------------------
Sherwin-Williams                                          50,549           1,428
--------------------------------------------------------------------------------
Tiffany                                                   48,009           1,148
--------------------------------------------------------------------------------
Radio Shack(S)                                            55,177           1,034
--------------------------------------------------------------------------------
Toys "R" Us *                                             68,578             686
--------------------------------------------------------------------------------
Circuit City Stores                                       66,587             494
--------------------------------------------------------------------------------
                                                                          55,273
                                                                       ---------
Textiles, Apparel, & Luxury Goods 0.3%
Nike, Class B                                             86,535           3,848
--------------------------------------------------------------------------------
Jones Apparel Group *                                     42,212           1,496
--------------------------------------------------------------------------------
V. F.                                                     35,847           1,292
--------------------------------------------------------------------------------
Liz Claiborne                                             35,027           1,039
--------------------------------------------------------------------------------

T. ROWE PRICE EQUITY INDEX 500 FUND
--------------------------------------------------------------------------------

                                                        Shares/Par         Value
--------------------------------------------------------------------------------
                                                                    In thousands

Reebok *                                                  19,730         $   580
--------------------------------------------------------------------------------
                                                                           8,255
                                                                         -------
Total Consumer Discretionary                                             355,883
                                                                         -------

CONSUMER STAPLES 9.3%

Beverages 3.0%
Coca-Cola                                                807,591          35,389
--------------------------------------------------------------------------------
PepsiCo                                                  564,177          23,820
--------------------------------------------------------------------------------
Anheuser-Busch                                           279,075          13,507
--------------------------------------------------------------------------------
Coca-Cola Enterprises                                    147,265           3,199
--------------------------------------------------------------------------------
Pepsi Bottling Group                                      92,861           2,386
--------------------------------------------------------------------------------
Brown-Forman, Class B                                     22,411           1,465
--------------------------------------------------------------------------------
Coors, Class B                                            11,959             732
--------------------------------------------------------------------------------
                                                                          80,498
                                                                         -------
Food & Drug Retailing 1.1%
Walgreen                                                 334,969           9,778
--------------------------------------------------------------------------------
Sysco                                                    215,992           6,434
--------------------------------------------------------------------------------
Kroger *                                                 257,587           3,980
--------------------------------------------------------------------------------
Safeway *                                                144,444           3,374
--------------------------------------------------------------------------------
CVS                                                      127,401           3,181
--------------------------------------------------------------------------------
Albertson's                                              123,625           2,752
--------------------------------------------------------------------------------
Winn-Dixie(S)                                             47,086             719
--------------------------------------------------------------------------------
Supervalu                                                 42,673             705
--------------------------------------------------------------------------------
                                                                          30,923
                                                                         -------
Food Products 1.4%
Sara Lee                                                 255,150           5,744
--------------------------------------------------------------------------------
General Mills                                            119,194           5,596
--------------------------------------------------------------------------------
Kellogg                                                  133,299           4,568
--------------------------------------------------------------------------------
ConAgra                                                  173,934           4,350
--------------------------------------------------------------------------------
Wrigley                                                   73,704           4,045
--------------------------------------------------------------------------------
Heinz                                                    114,498           3,764
--------------------------------------------------------------------------------
Campbell Soup                                            133,018           3,122
--------------------------------------------------------------------------------
Hershey Foods                                             44,577           3,006
--------------------------------------------------------------------------------
Archer-Daniels-Midland                                   213,335           2,645
--------------------------------------------------------------------------------
                                                                          36,840
                                                                         -------
    5

T. ROWE PRICE EQUITY INDEX 500 FUND
--------------------------------------------------------------------------------

                                                        Shares/Par         Value
--------------------------------------------------------------------------------
                                                                    In thousands

Household Products 2.1%
Procter & Gamble                                        422,870        $  36,341
--------------------------------------------------------------------------------
Colgate-Palmolive                                       176,605            9,259
--------------------------------------------------------------------------------
Kimberly-Clark                                          168,100            7,980
--------------------------------------------------------------------------------
Clorox                                                   74,623            3,078
--------------------------------------------------------------------------------
                                                                          56,658
                                                                       ---------
Personal Products 0.6%
Gillette                                                344,404           10,456
--------------------------------------------------------------------------------
Avon                                                     76,603            4,127
--------------------------------------------------------------------------------
Alberto Culver, Class B                                  18,994              957
--------------------------------------------------------------------------------
                                                                          15,540
                                                                       ---------
Tobacco 1.1%
Philip Morris                                           674,571           27,340
--------------------------------------------------------------------------------
UST                                                      55,443            1,854
--------------------------------------------------------------------------------
R.J. Reynolds Tobacco                                    29,400            1,238
--------------------------------------------------------------------------------
                                                                          30,432
                                                                       ---------
Total Consumer Staples                                                   250,891
                                                                       ---------

ENERGY 5.9%

Energy Equipment & Services 0.8%
Schlumberger                                            189,356            7,970
--------------------------------------------------------------------------------
Baker Hughes                                            110,198            3,547
--------------------------------------------------------------------------------
Halliburton                                             141,044            2,639
--------------------------------------------------------------------------------
Transocean Sedco Forex                                  104,243            2,418
--------------------------------------------------------------------------------
Nabors Industries *                                      47,476            1,675
--------------------------------------------------------------------------------
BJ Services *                                            51,667            1,669
--------------------------------------------------------------------------------
Noble Drilling *                                         43,600            1,533
--------------------------------------------------------------------------------
Rowan                                                    29,860              678
--------------------------------------------------------------------------------
                                                                          22,129
                                                                       ---------
Oil & Gas 5.1%
Exxon Mobil                                           2,197,907           76,795
--------------------------------------------------------------------------------
ChevronTexaco                                           348,668           23,180
--------------------------------------------------------------------------------
ConocoPhillips                                          220,902           10,690
--------------------------------------------------------------------------------
Anadarko Petroleum                                       81,444            3,901
--------------------------------------------------------------------------------
Occidental Petroleum                                    123,172            3,504
--------------------------------------------------------------------------------
Burlington Resources                                     66,141            2,821
--------------------------------------------------------------------------------
Apache                                                   46,960            2,676
--------------------------------------------------------------------------------

T. ROWE PRICE EQUITY INDEX 500 FUND
--------------------------------------------------------------------------------

                                                     Shares/Par            Value
--------------------------------------------------------------------------------
                                                                    In thousands

Unocal                                                   84,536         $  2,585
--------------------------------------------------------------------------------
Devon Energy                                             51,315            2,355
--------------------------------------------------------------------------------
Marathon Oil                                            101,498            2,161
--------------------------------------------------------------------------------
Amerada Hess                                             29,505            1,624
--------------------------------------------------------------------------------
EOG Resources                                            37,826            1,510
--------------------------------------------------------------------------------
Kerr-McGee                                               33,143            1,468
--------------------------------------------------------------------------------
Sunoco                                                   26,718              887
--------------------------------------------------------------------------------
Ashland                                                  21,986              627
--------------------------------------------------------------------------------
                                                                         136,784
                                                                        --------
Total Energy                                                             158,913
                                                                        --------

FINANCIALS 20.0%

Banks 7.2%
Bank of America                                         488,998           34,020
--------------------------------------------------------------------------------
Wells Fargo                                             552,957           25,917
--------------------------------------------------------------------------------
Wachovia                                                445,966           16,251
--------------------------------------------------------------------------------
Bank One                                                381,593           13,947
--------------------------------------------------------------------------------
U.S. Bancorp                                            622,222           13,204
--------------------------------------------------------------------------------
Fifth Third Bancorp                                     189,146           11,074
--------------------------------------------------------------------------------
Washington Mutual                                       308,705           10,660
--------------------------------------------------------------------------------
FleetBoston Financial                                   340,369            8,271
--------------------------------------------------------------------------------
BB&T                                                    157,436            5,824
--------------------------------------------------------------------------------
Bank of New York                                        236,398            5,664
--------------------------------------------------------------------------------
National City                                           199,068            5,439
--------------------------------------------------------------------------------
SunTrust                                                 93,086            5,298
--------------------------------------------------------------------------------
PNC Financial Services Group                             93,219            3,906
--------------------------------------------------------------------------------
Mellon Financial                                        142,137            3,711
--------------------------------------------------------------------------------
Golden West Financial                                    50,355            3,616
--------------------------------------------------------------------------------
KeyCorp                                                 137,955            3,468
--------------------------------------------------------------------------------
SouthTrust                                              112,509            2,796
--------------------------------------------------------------------------------
Northern Trust                                           72,483            2,540
--------------------------------------------------------------------------------
Comerica                                                 57,456            2,484
--------------------------------------------------------------------------------
Regions Financial                                        73,250            2,444
--------------------------------------------------------------------------------
AmSouth                                                 116,017            2,227
--------------------------------------------------------------------------------
Charter One Financial                                    75,006            2,155
--------------------------------------------------------------------------------
Synovus Financial                                        98,645            1,914
--------------------------------------------------------------------------------
Marshall & Ilsley                                        67,702            1,854
--------------------------------------------------------------------------------

T. ROWE PRICE EQUITY INDEX 500 FUND
--------------------------------------------------------------------------------

                                                    Shares/Par             Value
--------------------------------------------------------------------------------
                                                                    In thousands

Union Planters                                          64,928         $   1,827
--------------------------------------------------------------------------------
North Fork Bancorporation                               52,730             1,779
--------------------------------------------------------------------------------
Huntington Bancshares                                   81,908             1,532
--------------------------------------------------------------------------------
First Tennessee National                                40,711             1,463
--------------------------------------------------------------------------------
Zions Bancorp                                           30,265             1,191
--------------------------------------------------------------------------------
                                                                         196,476
                                                                       ---------
Diversified Financials 7.7%

Citigroup                                            1,674,663            58,931
--------------------------------------------------------------------------------
Fannie Mae                                             323,647            20,820
--------------------------------------------------------------------------------
J.P. Morgan Chase                                      647,869            15,549
--------------------------------------------------------------------------------
American Express                                       431,837            15,265
--------------------------------------------------------------------------------
Morgan Stanley                                         356,291            14,223
--------------------------------------------------------------------------------
Freddie Mac                                            226,293            13,363
--------------------------------------------------------------------------------
Merrill Lynch                                          281,265            10,674
--------------------------------------------------------------------------------
Goldman Sachs Group                                    156,625            10,666
--------------------------------------------------------------------------------
MBNA                                                   415,822             7,909
--------------------------------------------------------------------------------
SLM Corporation                                         50,255             5,220
--------------------------------------------------------------------------------
Charles Schwab(S)                                      444,846             4,827
--------------------------------------------------------------------------------
Household International                                154,365             4,293
--------------------------------------------------------------------------------
Lehman Brothers                                         79,461             4,234
--------------------------------------------------------------------------------
State Street                                           105,786             4,126
--------------------------------------------------------------------------------
Principal Financial Group                              113,571             3,422
--------------------------------------------------------------------------------
Franklin Resources                                      84,632             2,884
--------------------------------------------------------------------------------
Capital One Financial(S)                                73,009             2,170
--------------------------------------------------------------------------------
Countrywide Financial                                   41,409             2,139
--------------------------------------------------------------------------------
Moody's                                                 50,906             2,102
--------------------------------------------------------------------------------
Bear Stearns                                            32,052             1,904
--------------------------------------------------------------------------------
T. Rowe Price Group                                     40,113             1,094
--------------------------------------------------------------------------------
Stilwell Financial                                      70,897               927
--------------------------------------------------------------------------------
Providian Financial *                                   97,881               635
--------------------------------------------------------------------------------
                                                                         207,377
                                                                       ---------
Insurance 4.8%
American International Group                           849,071            49,119
--------------------------------------------------------------------------------
Allstate                                               229,512             8,490
--------------------------------------------------------------------------------
Marsh & McLennan                                       174,209             8,050
--------------------------------------------------------------------------------
MetLife                                                228,344             6,174
--------------------------------------------------------------------------------
Prudential                                             184,630             5,860
--------------------------------------------------------------------------------
AFLAC                                                  168,773             5,083
--------------------------------------------------------------------------------

T. ROWE PRICE EQUITY INDEX 500 FUND
--------------------------------------------------------------------------------

                                                       Shares/Par          Value
--------------------------------------------------------------------------------
                                                                    In thousands

Travelers Property Casualty, Class B *                    324,978       $  4,761
--------------------------------------------------------------------------------
Hartford Financial Services Group                          80,164          3,642
--------------------------------------------------------------------------------
Progressive Corporation                                    70,643          3,506
--------------------------------------------------------------------------------
XL Capital, Class A                                        44,390          3,429
--------------------------------------------------------------------------------
Chubb                                                      55,580          2,901
--------------------------------------------------------------------------------
Loews                                                      61,527          2,736
--------------------------------------------------------------------------------
John Hancock Financial Services                            94,511          2,637
--------------------------------------------------------------------------------
ACE Limited                                                86,209          2,529
--------------------------------------------------------------------------------
St. Paul Companies                                         73,352          2,498
--------------------------------------------------------------------------------
MBIA                                                       47,464          2,082
--------------------------------------------------------------------------------
Cincinnati Financial                                       53,184          1,997
--------------------------------------------------------------------------------
AMBAC Financial Group                                      34,304          1,929
--------------------------------------------------------------------------------
Lincoln National                                           59,859          1,890
--------------------------------------------------------------------------------
Aon                                                        98,978          1,870
--------------------------------------------------------------------------------
Jefferson Pilot                                            47,877          1,825
--------------------------------------------------------------------------------
SAFECO                                                     45,679          1,584
--------------------------------------------------------------------------------
Torchmark                                                  39,041          1,426
--------------------------------------------------------------------------------
MGIC Investment                                            33,894          1,400
--------------------------------------------------------------------------------
UnumProvident                                              77,314          1,356
--------------------------------------------------------------------------------
                                                                         128,774
                                                                        --------
Real Estate 0.3%
Equity Office Properties, REIT                            135,733          3,391
--------------------------------------------------------------------------------
Equity Residential, REIT                                   88,985          2,187
--------------------------------------------------------------------------------
Simon Property Group, REIT                                 61,337          2,090
--------------------------------------------------------------------------------
Plum Creek Timber                                          59,504          1,404
--------------------------------------------------------------------------------
                                                                           9,072
                                                                        --------
Total Financials                                                         541,699
                                                                        --------

HEALTH CARE 14.6%

Biotechnology 1.1%
Amgen *                                                   419,656         20,286
--------------------------------------------------------------------------------
Chiron *                                                   60,958          2,292
--------------------------------------------------------------------------------
MedImmune *                                                82,647          2,245
--------------------------------------------------------------------------------
Genzyme *                                                  70,195          2,076
--------------------------------------------------------------------------------
Biogen *                                                   48,741          1,953
--------------------------------------------------------------------------------
                                                                          28,852
                                                                        --------
    9

T. ROWE PRICE EQUITY INDEX 500 FUND
--------------------------------------------------------------------------------

                                                         Shares/Par        Value
--------------------------------------------------------------------------------
                                                                    In thousands

Health Care Equipment & Supplies 1.8%
Medtronic                                                397,748       $  18,137
--------------------------------------------------------------------------------
Boston Scientific *                                      132,365           5,628
--------------------------------------------------------------------------------
Baxter International                                     196,399           5,499
--------------------------------------------------------------------------------
Stryker                                                   64,437           4,325
--------------------------------------------------------------------------------
Guidant *                                                 99,424           3,067
--------------------------------------------------------------------------------
Zimmer Holdings *                                         64,034           2,659
--------------------------------------------------------------------------------
Becton, Dickinson                                         83,401           2,560
--------------------------------------------------------------------------------
Biomet                                                    85,537           2,451
--------------------------------------------------------------------------------
St. Jude Medical *                                        57,596           2,288
--------------------------------------------------------------------------------
Applied Biosystems Group - Applera                        69,265           1,215
--------------------------------------------------------------------------------
C. R. Bard                                                16,838             977
--------------------------------------------------------------------------------
Waters Corporation *                                      42,599             928
--------------------------------------------------------------------------------
Bausch & Lomb(S)                                          17,848             642
--------------------------------------------------------------------------------
                                                                          50,376
                                                                       ---------
Health Care Providers & Services 1.8%
Cardinal Health                                          146,737           8,685
--------------------------------------------------------------------------------
UnitedHealth Group                                        98,747           8,245
--------------------------------------------------------------------------------
HCA                                                      169,089           7,017
--------------------------------------------------------------------------------
WellPoint Health Networks *                               47,307           3,366
--------------------------------------------------------------------------------
Anthem *                                                  46,100           2,900
--------------------------------------------------------------------------------
Tenet Healthcare *                                       164,128           2,692
--------------------------------------------------------------------------------
McKesson HBOC                                             95,614           2,584
--------------------------------------------------------------------------------
Aetna                                                     48,560           1,997
--------------------------------------------------------------------------------
CIGNA                                                     46,000           1,892
--------------------------------------------------------------------------------
AmerisourceBergen                                         34,185           1,857
--------------------------------------------------------------------------------
Quest Diagnostics *                                       31,700           1,804
--------------------------------------------------------------------------------
IMS Health                                                95,665           1,531
--------------------------------------------------------------------------------
Health Management, Class A                                79,693           1,426
--------------------------------------------------------------------------------
Manor Care *                                              33,871             630
--------------------------------------------------------------------------------
Humana *                                                  54,788             548
--------------------------------------------------------------------------------
HealthSouth *                                            127,287             535
--------------------------------------------------------------------------------
Quintiles Transnational *                                 37,153             450
--------------------------------------------------------------------------------
                                                                          48,159
                                                                       ---------
Pharmaceuticals 9.9%
Pfizer                                                 2,013,245          61,545
--------------------------------------------------------------------------------
Johnson & Johnson                                        969,664          52,081
--------------------------------------------------------------------------------
Merck                                                    733,440          41,520
--------------------------------------------------------------------------------

T. ROWE PRICE EQUITY INDEX 500 FUND
--------------------------------------------------------------------------------

                                                       Shares/Par          Value
--------------------------------------------------------------------------------
                                                                    In thousands

Eli Lilly                                                 366,702       $ 23,285
--------------------------------------------------------------------------------
Abbott Laboratories                                       510,147         20,406
--------------------------------------------------------------------------------
Pharmacia                                                 421,636         17,624
--------------------------------------------------------------------------------
Wyeth                                                     430,769         16,111
--------------------------------------------------------------------------------
Bristol-Myers Squibb                                      633,470         14,665
--------------------------------------------------------------------------------
Schering-Plough                                           478,704         10,627
--------------------------------------------------------------------------------
Forest Laboratories *                                      59,068          5,802
--------------------------------------------------------------------------------
Allergan                                                   42,488          2,448
--------------------------------------------------------------------------------
King Pharmaceuticals *                                     79,674          1,370
--------------------------------------------------------------------------------
Watson Pharmaceuticals *                                   34,930            987
--------------------------------------------------------------------------------
                                                                         268,471
                                                                        --------
Total Health Care                                                        395,858
                                                                        --------

INDUSTRIALS & BUSINESS SERVICES 11.3%

Aerospace & Defense 1.9%
United Technologies                                       154,724          9,584
--------------------------------------------------------------------------------
Boeing                                                    273,082          9,009
--------------------------------------------------------------------------------
Lockheed Martin                                           148,996          8,605
--------------------------------------------------------------------------------
Honeywell International                                   268,657          6,448
--------------------------------------------------------------------------------
Northrop Grumman                                           59,147          5,737
--------------------------------------------------------------------------------
General Dynamics                                           65,757          5,219
--------------------------------------------------------------------------------
Raytheon                                                  131,099          4,031
--------------------------------------------------------------------------------
Rockwell Collins                                           60,151          1,399
--------------------------------------------------------------------------------
Goodrich(S)                                                37,239            682
--------------------------------------------------------------------------------
                                                                          50,714
                                                                        --------
Air Freight & Logistics 1.1%
UPS, Class B(S)                                           364,579         22,997
--------------------------------------------------------------------------------
Fedex                                                      97,212          5,271
--------------------------------------------------------------------------------
Ryder System                                               20,318            456
--------------------------------------------------------------------------------
                                                                          28,724
                                                                        --------
Airlines 0.1%
Southwest Airlines(S)                                     253,434          3,523
--------------------------------------------------------------------------------
Delta                                                      39,523            478
--------------------------------------------------------------------------------
AMR *                                                      49,553            327
--------------------------------------------------------------------------------
                                                                           4,328
                                                                        --------

T. ROWE PRICE EQUITY INDEX 500 FUND
--------------------------------------------------------------------------------

                                                       Shares/Par          Value
--------------------------------------------------------------------------------
                                                                    In thousands

Building Products 0.2%
Masco                                                     162,055        $ 3,411
--------------------------------------------------------------------------------
American Standard *                                        23,820          1,695
--------------------------------------------------------------------------------
                                                                           5,106
                                                                         -------
Commercial Services & Supplies 1.9%
First Data                                                245,850          8,706
--------------------------------------------------------------------------------
Automatic Data Processing                                 195,280          7,665
--------------------------------------------------------------------------------
Waste Management                                          198,400          4,547
--------------------------------------------------------------------------------
Cendant *                                                 336,834          3,530
--------------------------------------------------------------------------------
Paychex                                                   122,771          3,425
--------------------------------------------------------------------------------
Concord EFS *                                             166,186          2,616
--------------------------------------------------------------------------------
Pitney Bowes                                               78,803          2,574
--------------------------------------------------------------------------------
Cintas(S)                                                  54,802          2,507
--------------------------------------------------------------------------------
Apollo Group, Class A *                                    56,544          2,488
--------------------------------------------------------------------------------
H&R Block                                                  59,288          2,383
--------------------------------------------------------------------------------
Avery Dennison                                             36,170          2,209
--------------------------------------------------------------------------------
Fiserv *                                                   62,723          2,129
--------------------------------------------------------------------------------
Equifax                                                    46,995          1,088
--------------------------------------------------------------------------------
Robert Half International *                                57,361            924
--------------------------------------------------------------------------------
Deluxe Corp.                                               21,893            922
--------------------------------------------------------------------------------
Convergys *                                                56,064            849
--------------------------------------------------------------------------------
Sabre Holdings, Class A *                                  46,214            837
--------------------------------------------------------------------------------
R.R. Donnelley *                                           36,871            803
--------------------------------------------------------------------------------
Allied Waste Industries *                                  63,471            635
--------------------------------------------------------------------------------
                                                                          50,837
                                                                         -------
Construction & Engineering 0.0%
Fluor                                                      26,210            734
--------------------------------------------------------------------------------
McDermott International *                                  20,911             91
--------------------------------------------------------------------------------
                                                                             825
                                                                         -------
Electrical Equipment 0.4%
Emerson Electric                                          137,244          6,979
--------------------------------------------------------------------------------
Rockwell Automation                                        60,587          1,255
--------------------------------------------------------------------------------
Cooper Industries                                          29,953          1,092
--------------------------------------------------------------------------------
American Power Conversion *                                64,466            977
--------------------------------------------------------------------------------
Thomas & Betts *                                           19,490            329
--------------------------------------------------------------------------------
Power-One *                                                24,800            140
--------------------------------------------------------------------------------
                                                                          10,772
                                                                         -------
    12

T. ROWE PRICE EQUITY INDEX 500 FUND
--------------------------------------------------------------------------------

                                                      Shares/Par           Value
--------------------------------------------------------------------------------
                                                                    In thousands

Industrial Conglomerates 4.0%
GE                                                     3,250,399       $  79,147
--------------------------------------------------------------------------------
3M                                                       127,395          15,708
--------------------------------------------------------------------------------
Tyco International                                       651,773          11,132
--------------------------------------------------------------------------------
Textron                                                   45,302           1,948
--------------------------------------------------------------------------------
                                                                         107,935
                                                                       ---------
Machinery 1.2%
Illinois Tool Works                                      100,188           6,498
--------------------------------------------------------------------------------
Caterpillar                                              112,686           5,152
--------------------------------------------------------------------------------
Deere                                                     78,099           3,581
--------------------------------------------------------------------------------
Danaher                                                   50,051           3,288
--------------------------------------------------------------------------------
Ingersoll-Rand, Class A                                   55,372           2,384
--------------------------------------------------------------------------------
Dover                                                     66,830           1,949
--------------------------------------------------------------------------------
ITT Industries                                            29,576           1,795
--------------------------------------------------------------------------------
Eaton                                                     22,939           1,792
--------------------------------------------------------------------------------
Parker Hannifin                                           38,492           1,776
--------------------------------------------------------------------------------
PACCAR(S)                                                 37,574           1,733
--------------------------------------------------------------------------------
Pall                                                      40,793             681
--------------------------------------------------------------------------------
Navistar *                                                19,670             478
--------------------------------------------------------------------------------
Crane                                                     20,441             407
--------------------------------------------------------------------------------
Cummins Engine(S)                                         13,161             370
--------------------------------------------------------------------------------
                                                                          31,884
                                                                       ---------
Road & Rail 0.5%
Union Pacific                                             82,379           4,932
--------------------------------------------------------------------------------
Burlington Northern Santa Fe                             123,148           3,203
--------------------------------------------------------------------------------
Norfolk Southern                                         126,905           2,537
--------------------------------------------------------------------------------
CSX                                                       68,734           1,946
--------------------------------------------------------------------------------
                                                                          12,618
                                                                       ---------
Trading Companies & Distributors 0.0%
W. W. Grainger                                            30,362           1,565
--------------------------------------------------------------------------------
                                                                           1,565
                                                                       ---------
Total Industrials & Business Services                                    305,308
                                                                       ---------

INFORMATION TECHNOLOGY 13.9%

Communications Equipment 2.0%
Cisco Systems *                                        2,355,774          30,861
--------------------------------------------------------------------------------
QUALCOMM *                                               256,146           9,321
--------------------------------------------------------------------------------

T. ROWE PRICE EQUITY INDEX 500 FUND
--------------------------------------------------------------------------------

                                                       Shares/Par          Value
--------------------------------------------------------------------------------
                                                                    In thousands

Motorola                                                  748,766      $   6,477
--------------------------------------------------------------------------------
Lucent Technologies *(S)                                1,106,865          1,395
--------------------------------------------------------------------------------
Corning *(S)                                              370,837          1,227
--------------------------------------------------------------------------------
JDS Uniphase *(S)                                         461,811          1,141
--------------------------------------------------------------------------------
Tellabs *                                                 134,922            981
--------------------------------------------------------------------------------
CIENA *                                                   137,995            709
--------------------------------------------------------------------------------
Comverse Technology *                                      62,092            622
--------------------------------------------------------------------------------
Scientific-Atlanta                                         50,624            600
--------------------------------------------------------------------------------
ADC Telecommunications *                                  254,629            532
--------------------------------------------------------------------------------
Andrew *(S)                                                32,500            334
--------------------------------------------------------------------------------
Avaya *(S)                                                116,633            286
--------------------------------------------------------------------------------
                                                                          54,486
                                                                       ---------
Computer Peripherals 3.5%
IBM                                                       551,176         42,716
--------------------------------------------------------------------------------
Dell Computer *                                           844,448         22,581
--------------------------------------------------------------------------------
Hewlett-Packard                                           996,706         17,303
--------------------------------------------------------------------------------
EMC *                                                     714,256          4,386
--------------------------------------------------------------------------------
Sun Microsystems *                                      1,055,626          3,283
--------------------------------------------------------------------------------
Lexmark International, Class A *                           40,767          2,466
--------------------------------------------------------------------------------
Apple Computer *                                          116,822          1,674
--------------------------------------------------------------------------------
Network Appliance *(S)                                    110,115          1,101
--------------------------------------------------------------------------------
NCR *(S)                                                   31,788            755
--------------------------------------------------------------------------------
Gateway *                                                 101,022            317
--------------------------------------------------------------------------------
                                                                          96,582
                                                                       ---------
Electronic Equipment & Instruments 0.4%
Agilent Technologies *                                    151,064          2,713
--------------------------------------------------------------------------------
Molex                                                      62,332          1,436
--------------------------------------------------------------------------------
Thermo Electron *                                          58,072          1,168
--------------------------------------------------------------------------------
Jabil Circuit *(S)                                         64,854          1,162
--------------------------------------------------------------------------------
Solectron *                                               267,114            948
--------------------------------------------------------------------------------
Sanmina-SCI *                                             170,097            764
--------------------------------------------------------------------------------
Symbol Technologies                                        76,249            627
--------------------------------------------------------------------------------
Millipore *                                                16,223            552
--------------------------------------------------------------------------------
Tektronix *                                                28,239            514
--------------------------------------------------------------------------------
PerkinElmer                                                38,676            319
--------------------------------------------------------------------------------
                                                                          10,203
                                                                       ---------
    14

T. ROWE PRICE EQUITY INDEX 500 FUND
--------------------------------------------------------------------------------

                                                       Shares/Par          Value
--------------------------------------------------------------------------------
                                                                    In thousands

Internet Software & Services 0.1%
Yahoo! *                                                  195,448      $   3,196
--------------------------------------------------------------------------------
                                                                           3,196
                                                                       ---------
IT Consulting & Services 0.3%
Electronic Data Systems                                   156,212          2,879
--------------------------------------------------------------------------------
SunGard Data Systems *                                     92,126          2,170
--------------------------------------------------------------------------------
Computer Sciences *                                        56,045          1,931
--------------------------------------------------------------------------------
Unisys *                                                  107,884          1,068
--------------------------------------------------------------------------------
                                                                           8,048
                                                                       ---------
Office Electronics 0.1%
Xerox *(S)                                                239,674          1,929
--------------------------------------------------------------------------------
                                                                           1,929
                                                                       ---------
Semiconductor Equipment & Products 2.7%
Intel                                                   2,167,816         33,753
--------------------------------------------------------------------------------
Texas Instruments                                         563,958          8,465
--------------------------------------------------------------------------------
Applied Materials *                                       538,059          7,011
--------------------------------------------------------------------------------
Maxim Integrated Products                                 104,845          3,464
--------------------------------------------------------------------------------
Analog Devices *                                          118,894          2,838
--------------------------------------------------------------------------------
Linear Technology                                         103,770          2,669
--------------------------------------------------------------------------------
Xilinx *                                                  110,349          2,273
--------------------------------------------------------------------------------
KLA-Tencor *(S)                                            61,539          2,177
--------------------------------------------------------------------------------
Micron Technology *                                       195,523          1,904
--------------------------------------------------------------------------------
Altera *                                                  124,446          1,534
--------------------------------------------------------------------------------
Broadcom, Class A *(S)                                     91,005          1,371
--------------------------------------------------------------------------------
Novellus Systems *                                         47,591          1,336
--------------------------------------------------------------------------------
QLogic *                                                   30,561          1,055
--------------------------------------------------------------------------------
National Semiconductor *                                   59,697            896
--------------------------------------------------------------------------------
Teradyne *                                                 58,506            761
--------------------------------------------------------------------------------
Advanced Micro Devices *(S)                               113,165            731
--------------------------------------------------------------------------------
LSI Logic *                                               119,765            691
--------------------------------------------------------------------------------
NVIDIA *(S)                                                50,479            581
--------------------------------------------------------------------------------
Applied Micro Circuits *                                   93,678            346
--------------------------------------------------------------------------------
PMC-Sierra *(S)                                            52,010            289
--------------------------------------------------------------------------------
                                                                          74,145
                                                                       ---------
Software 4.8%

Microsoft *                                             1,746,347         90,286
--------------------------------------------------------------------------------
Oracle *                                                1,750,187         18,902
--------------------------------------------------------------------------------
Intuit *                                                   68,888          3,232
--------------------------------------------------------------------------------
Computer Associates                                       186,585          2,519
--------------------------------------------------------------------------------

T. ROWE PRICE EQUITY INDEX 500 FUND
--------------------------------------------------------------------------------

                                                      Shares/Par           Value
--------------------------------------------------------------------------------
                                                                    In thousands

Electronic Arts *                                         45,539        $  2,266
--------------------------------------------------------------------------------
VERITAS Software *                                       134,371           2,099
--------------------------------------------------------------------------------
Adobe Systems                                             77,614           1,925
--------------------------------------------------------------------------------
PeopleSoft *                                             100,918           1,847
--------------------------------------------------------------------------------
BMC Software *                                            79,114           1,354
--------------------------------------------------------------------------------
Siebel Systems *(S)                                      155,315           1,162
--------------------------------------------------------------------------------
Mercury Interactive *                                     28,026             831
--------------------------------------------------------------------------------
Citrix Systems *                                          59,330             731
--------------------------------------------------------------------------------
Rational Software *                                       61,602             640
--------------------------------------------------------------------------------
Compuware *                                              125,787             604
--------------------------------------------------------------------------------
Autodesk                                                  36,319             519
--------------------------------------------------------------------------------
Novell *                                                 113,889             380
--------------------------------------------------------------------------------
Parametric Technology *                                   82,004             207
--------------------------------------------------------------------------------
                                                                         129,504
                                                                        --------
Total Information Technology                                             378,093
                                                                        --------

MATERIALS 2.8%

Chemicals 1.6%
DuPont                                                   322,832          13,688
--------------------------------------------------------------------------------
Dow Chemical                                             297,824           8,845
--------------------------------------------------------------------------------
Air Products and Chemicals                                73,963           3,162
--------------------------------------------------------------------------------
Praxair                                                   52,690           3,044
--------------------------------------------------------------------------------
PPG Industries                                            54,728           2,745
--------------------------------------------------------------------------------
Rohm & Haas                                               72,525           2,356
--------------------------------------------------------------------------------
Ecolab                                                    42,517           2,104
--------------------------------------------------------------------------------
Monsanto                                                  86,014           1,656
--------------------------------------------------------------------------------
Sigma Aldrich(S)                                          23,912           1,164
--------------------------------------------------------------------------------
International Flavors & Fragrances                        30,730           1,079
--------------------------------------------------------------------------------
Eastman Chemical                                          25,117             923
--------------------------------------------------------------------------------
Engelhard                                                 41,259             922
--------------------------------------------------------------------------------
Great Lakes Chemical                                      15,692             375
--------------------------------------------------------------------------------
Hercules *                                                36,586             322
--------------------------------------------------------------------------------
                                                                          42,385
                                                                        --------
Construction Materials 0.0%
Vulcan Materials                                          32,667           1,225
--------------------------------------------------------------------------------
                                                                           1,225
                                                                        --------

T. ROWE PRICE EQUITY INDEX 500 FUND
--------------------------------------------------------------------------------

                                                        Shares/Par         Value
--------------------------------------------------------------------------------
                                                                    In thousands

Containers & Packaging 0.2%
Pactiv *                                                    51,004     $   1,115
--------------------------------------------------------------------------------
Sealed Air *(S)                                             27,373         1,021
--------------------------------------------------------------------------------
Ball                                                        18,166           930
--------------------------------------------------------------------------------
Bemis                                                       17,299           858
--------------------------------------------------------------------------------
Temple-Inland                                               17,444           782
--------------------------------------------------------------------------------
                                                                           4,706
                                                                       ---------
Metals & Mining 0.5%
Alcoa                                                      276,398         6,296
--------------------------------------------------------------------------------
Newmont Mining(S)                                          131,176         3,808
--------------------------------------------------------------------------------
Nucor                                                       25,617         1,058
--------------------------------------------------------------------------------
Phelps Dodge *                                              28,608           905
--------------------------------------------------------------------------------
Freeport McMoRan Copper Gold, Class B *(S)                  47,360           795
--------------------------------------------------------------------------------
Worthington Industries                                      28,992           442
--------------------------------------------------------------------------------
USX-U.S. Steel Group                                        32,751           430
--------------------------------------------------------------------------------
Allegheny Technologies                                      24,576           153
--------------------------------------------------------------------------------
                                                                          13,887
                                                                       ---------
Paper & Forest Products 0.5%
International Paper                                        156,409         5,470
--------------------------------------------------------------------------------
Weyerhaeuser                                                71,518         3,519
--------------------------------------------------------------------------------
MeadWestvaco                                                65,513         1,619
--------------------------------------------------------------------------------
Georgia-Pacific                                             81,527         1,318
--------------------------------------------------------------------------------
Boise Cascade                                               19,208           484
--------------------------------------------------------------------------------
Louisiana Pacific *                                         34,818           281
--------------------------------------------------------------------------------
                                                                          12,691
                                                                       ---------
Total Materials                                                           74,894
                                                                       ---------

TELECOMMUNICATION SERVICES 4.1%

Diversified Telecommunication Services 3.7%
Verizon Communications                                     893,026        34,605
--------------------------------------------------------------------------------
SBC Communications                                       1,081,947        29,332
--------------------------------------------------------------------------------
BellSouth                                                  609,687        15,773
--------------------------------------------------------------------------------
AT&T                                                       251,697         6,572
--------------------------------------------------------------------------------
Alltel                                                     100,989         5,150
--------------------------------------------------------------------------------
Sprint                                                     291,875         4,226
--------------------------------------------------------------------------------
Qwest Communications International *                       553,516         2,768
--------------------------------------------------------------------------------

T. ROWE PRICE EQUITY INDEX 500 FUND
--------------------------------------------------------------------------------

                                                       Shares/Par          Value
--------------------------------------------------------------------------------
                                                                    In thousands

Centurytel                                                 46,728       $  1,373
--------------------------------------------------------------------------------
Citizens Communications *(S)                               94,170            993
--------------------------------------------------------------------------------
                                                                         100,792
                                                                        --------
Wireless Telecommunication Services 0.4%
AT&T Wireless Group *                                     881,463          4,980
--------------------------------------------------------------------------------
Nextel Communications, Class A *                          314,020          3,627
--------------------------------------------------------------------------------
Sprint PCS *(S)                                           325,553          1,426
--------------------------------------------------------------------------------
                                                                          10,033
                                                                        --------
Total Telecommunication Services                                         110,825
                                                                        --------

UTILITIES 2.8%

Electric Utilities 2.2%
Southern Company                                          233,003          6,615
--------------------------------------------------------------------------------
Exelon                                                    104,868          5,534
--------------------------------------------------------------------------------
Dominion Resources                                        100,437          5,514
--------------------------------------------------------------------------------
FPL Group                                                  59,465          3,576
--------------------------------------------------------------------------------
Progress Energy                                            77,242          3,348
--------------------------------------------------------------------------------
Entergy                                                    72,354          3,299
--------------------------------------------------------------------------------
FirstEnergy                                                96,593          3,185
--------------------------------------------------------------------------------
American Electric Power                                   110,833          3,029
--------------------------------------------------------------------------------
Consolidated Edison                                        69,853          2,991
--------------------------------------------------------------------------------
DTE Energy                                                 54,923          2,548
--------------------------------------------------------------------------------
Public Service Enterprise                                  71,549          2,297
--------------------------------------------------------------------------------
Ameren                                                     50,209          2,087
--------------------------------------------------------------------------------
TXU                                                       105,073          1,963
--------------------------------------------------------------------------------
CINergy                                                    54,826          1,849
--------------------------------------------------------------------------------
PPL                                                        53,276          1,847
--------------------------------------------------------------------------------
PG&E *                                                    132,217          1,838
--------------------------------------------------------------------------------
Constellation Energy Group                                 53,288          1,482
--------------------------------------------------------------------------------
XCEL Energy(S)                                            131,377          1,445
--------------------------------------------------------------------------------
Edison International *                                    105,653          1,252
--------------------------------------------------------------------------------
Pinnacle West Capital                                      29,597          1,009
--------------------------------------------------------------------------------
Teco Energy(S)                                             55,804            863
--------------------------------------------------------------------------------
CenterPoint Energy                                        101,046            859
--------------------------------------------------------------------------------
CMS Energy(S)                                              47,120            445
--------------------------------------------------------------------------------
Allegheny Energy                                           40,315            305
--------------------------------------------------------------------------------
                                                                          59,180
                                                                        --------
    18

T. ROWE PRICE EQUITY INDEX 500 FUND
--------------------------------------------------------------------------------
                                                        Shares/Par         Value
--------------------------------------------------------------------------------
                                                                    In thousands

Gas Utilities 0.3%
Kinder Morgan                                               39,562    $    1,672
--------------------------------------------------------------------------------
KeySpan                                                     46,549         1,641
--------------------------------------------------------------------------------
NiSource                                                    78,765         1,575
--------------------------------------------------------------------------------
Sempra Energy                                               66,095         1,563
--------------------------------------------------------------------------------
NICOR                                                       14,726           501
--------------------------------------------------------------------------------
Peoples Energy                                              11,326           438
--------------------------------------------------------------------------------
                                                                           7,390
                                                                      ----------
Multi-Utilities & Unregulated Power 0.3%
Duke Energy                                                291,860         5,703
--------------------------------------------------------------------------------
El Paso Energy                                             197,225         1,373
--------------------------------------------------------------------------------
AES *(S)                                                   183,033           553
--------------------------------------------------------------------------------
Williams Companies                                         167,698           453
--------------------------------------------------------------------------------
Calpine *(S)                                               119,529           389
--------------------------------------------------------------------------------
Mirant *                                                   130,458           246
--------------------------------------------------------------------------------
Dynegy, Class A(S)                                         111,885           132
--------------------------------------------------------------------------------
                                                                           8,849
                                                                      ----------
Total Utilities                                                           75,419
                                                                      ----------
Total Common Stocks (Cost $2,700,817)                                  2,647,783
                                                                      ----------

SHORT-TERM INVESTMENTS 2.4%

U.S. Government Obligations 0.2%
U.S. Treasury Bills, 1.185%, 2/13/03(S).**               5,000,000         4,993
--------------------------------------------------------------------------------
                                                                           4,993
                                                                      ----------
Money Market Funds 2.2%
T. Rowe Price Reserve Investment Fund, 1.53% #          60,599,432        60,599
--------------------------------------------------------------------------------
                                                                          60,599
                                                                      ----------
Total Short-Term Investments (Cost $65,592)                               65,592
                                                                      ----------

T. ROWE PRICE EQUITY INDEX 500 FUND
--------------------------------------------------------------------------------

                                                                                                        Value
-------------------------------------------------------------------------------------------------------------
                                                                                                 In thousands
Total Investments in Securities
100.2% of Net Assets (Cost $2,766,409)                                                            $ 2,713,375

Futures Contracts

                                                                        Contract         Unrealized
                                                     Expiration         Value            Gain (Loss)

                                                                            In thousands

Long, 256 S&P 500 Stock Index contracts,
$4,310,000 of U.S. Treasury Bills
pledged as initial margin                                 3/03          $ 56,250      $ (1,600)

Net payments (receipts) of variation
margin to date                                                                           1,691
                                                                                       -------
Variation margin receivable
(payable) on open futures contracts                                                                        91

Other Assets Less Liabilities                                                                          (5,049)
                                                                                                  -----------

NET ASSETS                                                                                        $ 2,708,417
                                                                                                  -----------
Net Assets Consist of:
Undistributed net investment income (loss)                                                              $ 180
Undistributed net realized gain (loss)                                                               (181,392)
Net unrealized gain (loss)                                                                            (54,634)
Paid-in-capital applicable to 114,441,182 shares of $0.01 par value capital stock outstanding; 1,000,000,000 shares of the
Corporation authorized                                                                              2,944,263
                                                                                                  -----------
NET ASSETS                                                                                        $ 2,708,417
                                                                                                  -----------
NET ASSET VALUE PER SHARE                                                                             $ 23.67
                                                                                                  -----------

#    Seven-day yield
*    Non-income producing
(S)  All or a portion of this security is on loan at December 31, 2001 - See
     Note 2
** All or a portion of this security is pledged to cover margin requirements on futures contracts at December 31, 2002
REIT Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE EQUITY INDEX 500 FUND
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
In thousands
                                                                            Year
                                                                           Ended
                                                                        12/31/02

Investment Income (Loss)

Income
   Dividend                                                           $  48,120
   Interest                                                               1,071
   Securities lending                                                       244
                                                                      ---------
   Total income                                                          49,435
                                                                      ---------
Expenses
   Shareholder servicing                                                  5,910
   Investment management                                                  3,708
   Prospectus and shareholder reports                                       424
   Custody and accounting                                                   203
   Proxy and annual meeting                                                  82
   Registration                                                              37
   Directors                                                                 23
   Legal and audit                                                           15
   Miscellaneous                                                            266
                                                                      ---------
   Total expenses                                                        10,668
   Expenses paid indirectly                                                 (80)
                                                                      ---------
   Net expenses                                                          10,588
                                                                      ---------
Net investment income (loss)                                             38,847
                                                                      ---------
Realized and Unrealized Gain (Loss)
Net realized gain (loss)
   Securities                                                           (58,491)
   Futures                                                               (8,789)
                                                                      ---------
   Net realized gain (loss)                                             (67,280)
                                                                      ---------
Change in net unrealized gain (loss)
   Securities                                                          (748,000)
   Futures                                                               (2,059)
                                                                      ---------
   Change in net unrealized gain (loss)                                (750,059)
                                                                      ---------
Net realized and unrealized gain (loss)                                (817,339)
                                                                      ---------
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                                $(778,492)
                                                                      ---------

The accompanying notes are an integral part of these financial statements.

    21

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T. ROWE PRICE EQUITY INDEX 500 FUND
--------------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
In thousands

                                                                Year
                                                               Ended
                                                            12/31/02       12/31/01
   Increase (Decrease) in Net Assets
   Operations
     Net investment income (loss)                        $    38,847    $    35,961
     Net realized gain (loss)                                (67,280)       (20,066)
     Change in net unrealized gain (loss)                   (750,059)      (508,590)
                                                         -----------    -----------
     Increase (decrease) in net assets from operations      (778,492)      (492,695)
                                                         -----------    -----------
   Distributions to shareholders
     Net investment income                                   (38,667)       (36,615)
                                                         -----------    -----------
   Capital share transactions *
     Shares sold                                             832,702        923,324
     Distributions reinvested                                 37,875         35,650
     Shares redeemed                                        (817,712)    (1,001,813)
     Redemption Fee                                                9              1
                                                         -----------    -----------
     Increase (decrease) in net assets from capital
     share transactions                                       52,874        (42,838)
                                                         -----------    -----------

   Net Assets
   Increase (decrease) during period                        (764,285)      (572,148)
   Beginning of period                                     3,472,702      4,044,850
                                                         -----------    -----------
   End of period                                         $ 2,708,417    $ 3,472,702
                                                         -----------    -----------
*Share information
     Shares sold                                              30,831         28,612
     Distributions reinvested                                  1,495          1,184
     Shares redeemed                                         (30,477)       (31,138)
                                                         -----------    -----------
     Increase (decrease) in shares outstanding                 1,849         (1,342)

The accompanying notes are an integral part of these financial statements.

    22

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T. ROWE PRICE EQUITY INDEX 500 FUND
--------------------------------------------------------------------------------
                                                               December 31, 2002


  NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     T. Rowe Price Index Trust, Inc. (the trust) is registered under the Investment Company Act of 1940 (the 1940 Act). The Equity Index 500 Fund (the fund), a diversified, open-end management investment company, is one of the portfolios established by the trust and commenced operations on March 30, 1990. The fund seeks to match the performance of the Standard & Poor's 500 Stock Index(R).

     The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

     Valuation Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and ask prices. Other equity securities are valued at a price within the limits of the latest bid and ask prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

     Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

     Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Financial futures contracts are valued at closing settlement prices.

     Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

T. ROWE PRICE EQUITY INDEX 500 FUND
--------------------------------------------------------------------------------

     Premiums and Discounts Premiums and discounts on debt securities are amortized for financial reporting purposes.

     Expenses Paid Indirectly Certain security trades are directed to brokers who have agreed to rebate a portion of the related commission to the fund to pay fund expenses. Additionally, credits earned on temporarily uninvested cash balances at the custodian are used to reduce the fund's custody charges. Total expenses in the accompanying statement of operations are presented before reduction for rebates and credits, which totaled $80,000 and $0, respectively, for the year ended December 31, 2002.

     Redemption Fees A 0.5% fee is assessed on redemptions of fund shares held less than 6 months. Such fees are deducted from redemption proceeds and retained by the fund, and have the primary effect of increasing paid-in capital.

     Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Payments ("variation margin") made or received by the fund to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures contracts are included in Change in net unrealized gain or loss in the accompanying financial statements.

     In-Kind Redemptions In certain cercumstances, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). For financial reporting purposes, the fund recognizes a gain (loss) on in-kind redemptions to the extent fair value of the distributed securities on the date of redemption exceeds cost. Fains and losses realized on in-kind redemptions are not recognized for tax purposes, and are reclassified from undistributed realized gain (loss) to paid-in capital. During the year ended December 31, 2002, the fund realized $43,860,000 of net gain on $77,869,000 of in-kind redemptions.

NOTE 2 - INVESTMENT TRANSACTIONS

     Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance.

T. ROWE PRICE EQUITY INDEX 500 FUND
--------------------------------------------------------------------------------

     The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

     Futures Contracts During the year ended December 31, 2002, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values.

     Securities Lending The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account by the fund's lending agent. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At December 31, 2002, the value of loaned securities was $59,810,000; aggregate collateral consisted of $63,208,000 in the securities lending collateral pool.

     Other Purchases and sales of portfolio securities, other than short-term securities, aggregated $243,440,000 and $198,544,000, respectively, for the year ended December 31, 2002.

NOTE 3 - FEDERAL INCOME TAXES

     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and gains. Federal income tax regulations differ from generally accepted accounting principles; therefore, distributions determined in accordance with tax regulations may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Temporary differences are not adjusted.

T. ROWE PRICE EQUITY INDEX 500 FUND
--------------------------------------------------------------------------------

     Distributions during the year ended December 31, 2002 totaled $38,667,000 and were characterized as ordinary income for tax purposes. At December 31, 2002, the tax-basis components of net assets were as follows:

     Unrealized appreciation                                    $   540,211,000
     Unrealized depreciation                                       (594,339,000)
                                                                ---------------
     Net unrealized appreciation (depreciation)                     (54,128,000)
     Undistributed ordinary income                                      438,000
     Capital loss carryforwards                                    (182,156,000)
     Paid-in capital                                              2,944,263,000
                                                                ---------------
     Net assets                                                 $ 2,708,417,000
                                                                ---------------

     Pursuant to federal income tax regulations applicable to investment companies, the fund has elected to treat net capital losses realized between November 1 and December 31 of each year as occurring on the first day of the following tax year. Consequently, $1,093,000 of realized losses reflected in the accompanying financial statements will not be recognized for tax purposes until 2003. Federal income tax regulations require the fund to treat the gain/loss on certain open futures contracts as realized on the last day of the tax year; accordingly, $1,600,000 of unrealized losses reflected in the accompanying financial statements were realized for tax purposes as of December 31, 2002. The fund intends to retain realized gains to the extent of available capital loss carryfor-wards for federal income tax purposes. As of December 31, 2002, the fund had $67,420,000 of capital loss carryforwards that expire in 2009, and $114,736,000 that expire in 2010.

     For the year ended December 31, 2002, the fund recorded the following permanent reclassifications, which relate primarily to redemptions in kind. Results of operations and net assets were not affected by these reclassifications.

     Undistributed net realized gain                               $(43,860,000)
     Paid-in-capital                                                 43,860,000

     At December 31, 2002, the cost of investments for federal income tax purposes was $2,765,903,000.

    26

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T. ROWE PRICE EQUITY INDEX 500 FUND
-----------------------------------

NOTE 4 - RELATED PARTY TRANSACTIONS

     The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. The investment management agreement between the fund and the manager provides for an annual investment management fee equal to 0.15% of the fund's average daily net assets. The fee is computed daily and paid monthly. At December 31, 2002, investment management fee payable totaled $472,000.

     Under the terms of the investment management agreement, the manager is required to bear any expenses, excluding interest, taxes, brokerage commissions, and extraordinary expenses, through December 31, 2002, which would cause the fund's ratio of total expenses to average net assets to exceed 35%. Thereafter, through December 31, 2004, the fund is required to reimburse the manager for these expenses, provided that average net assets have grown or expenses have declined sufficiently to allow reimbursement without causing the fund's ratio of total expenses to average net assets to exceed 0.35%. Pursuant to this agreement, $866,000 of management fees were not accrued by the fund for the year ended December 31, 2002. At December 31, 2002, unaccrued fees in the amount of $2,689,000 remain subject to reimbursement by the fund through December 31, 2004.

     In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates (collectively, Price). Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund's transfer and dividend disbursing agent. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Expenses incurred pursuant to these service agreements totaled $4,337,000 for the year ended December 31, 2002, of which $438,000 was payable at period-end.

     Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. As approved by the fund's Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. For the year ended December 31, 2002, the fund was charged $565,000 for shareholder servicing costs related to the college savings plans, of which $471,000 was for services pro-

T. ROWE PRICE EQUITY INDEX 500 FUND
--------------------------------------------------------------------------------

     vided by Price and $66,000 was payable at period-end. At December 31, 2002, approximately 4.4% of the outstanding shares of the fund were held by college savings plans.

     The fund is also one of several mutual funds sponsored by Price Associates (underlying Price funds) in which the T. Rowe Price Retirement Funds (Retirement Funds) may invest. The Retirement Funds do not invest in the underlying Price funds for the purpose of exercising management or control. Pursuant to special servicing agreements, expenses associated with the operation of the Retirement Funds are borne by each underlying Price fund to the extent of estimated savings to it and in proportion to the average daily value of its shares owned by the Retirement Funds. Expenses allocated under these agreements are reflected as shareholder servicing expense in the accompanying financial statements. For the year ended December 31, 2002, the fund was allocated $36,000 of Retirement Funds' expenses, of which $6,000 related to services provided by Price and $5,000 was payable at period-end. At December 31, 2002, approximately 0.1% of the outstanding shares of the fund were held by the Retirement Funds.

     Consistent with its investment objective, the fund may invest in T. Rowe Price Group, Inc. Additionally, the fund may invest in the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the year ended December 31, 2002, totaled $987,000 and are reflected as interest income in the accompanying Statement of Operations.

T. ROWE PRICE EQUITY INDEX 500 FUND
--------------------------------------------------------------------------------


  REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Board of Directors of T. Rowe Price Index Trust, Inc. and Shareholders of
T. Rowe Price Equity Index 500 Fund

     In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Equity Index 500 Fund (one of the portfolios comprising T. Rowe Price Index Trust, Inc., hereafter referred to as the "Fund") at December 31, 2002, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

     PricewaterhouseCoopers LLP
     Baltimore, Maryland
     January 21, 2003

T. ROWE PRICE EQUITY INDEX 500 FUND
--------------------------------------------------------------------------------

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/02

  We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

  For corporate shareholders, $38,847,000 of the fund's distributed income qualified for the dividends-received deduction.

T. ROWE PRICE MUTUAL FUNDS
--------------------------------------------------------------------------------

STOCK FUNDS

Domestic

Blue Chip Growth*
Capital Appreciation
Capital Opportunity
Developing Technologies
Diversified Small-Cap Growth
Dividend Growth
Equity Income*
Equity Index 500
Extended Equity Market Index
Financial Services
Growth & Income
Growth Stock*
Health Sciences
Media & Telecommunications
Mid-Cap Growth*
Mid-Cap Value*
New America Growth
New Era
New Horizons
Real Estate
Science & Technology*
Small-Cap Stock*
Small-Cap Value*+
Spectrum Growth
Tax-Efficient Growth
Tax-Efficient Multi-Cap Growth
Total Equity Market Index
Value*

BLENDED ASSET FUNDS

Balanced
Personal Strategy Balanced
Personal Strategy Growth
Personal Strategy Income
Retirement 2010

BLENDED ASSET FUNDS
(CONTINUED)

Retirement 2020
Retirement 2030
Retirement 2040
Retirement Income
Tax-Efficient Balanced

BOND FUNDS

Domestic Taxable
Corporate Income
GNMA
High Yield*
Inflation Protected Bond
New Income*
Short-Term Bond
Spectrum Income
Summit GNMA
U.S. Bond Index
U.S. Treasury Intermediate
U.S. Treasury Long-Term

Domestic Tax-Free

California Tax-Free Bond
Florida Intermediate Tax-Free
Georgia Tax-Free Bond
Maryland Short-Term
 Tax-Free Bond
Maryland Tax-Free Bond
New Jersey Tax-Free Bond
New York Tax-Free Bond
Summit Municipal Income
Summit Municipal Intermediate
Tax-Free High Yield
Tax-Free Income*
Tax-Free Intermediate Bond
Tax-Free Short-Intermediate
Virginia Tax-Free Bond

MONEY MARKET FUNDS

Taxable
Prime Reserve
Summit Cash Reserves
U.S. Treasury Money

Tax-Free
California Tax-Free Money
Maryland Tax-Free Money
New York Tax-Free Money
Summit Municipal Money Market
Tax-Exempt Money

INTERNATIONAL/GLOBAL
FUNDS

Stock
Emerging Europe &
 Mediterranean
Emerging Markets Stock
European Stock
Global Stock
Global Technology
International Discovery+
International Equity Index
International Growth & Income*
International Stock*
Japan
Latin America
New Asia
Spectrum International

Bond
Emerging Markets Bond
International Bond*

For more information about T. Rowe Price funds or services, please contact us directly at 1-800-225-5132.

* T. Rowe Price Advisor Class available for these funds. The T. Rowe Price Advisor Class is offered only through financial intermediaries. For more information about T. Rowe Price Advisor Class funds, contact your financial professional or T. Rowe Price at 1-877-804-2315.
+    Closed to new investors.
++ Investments in the funds are not insured or guaranteed by the FDIC or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

     Please call for a prospectus, which contains complete information, including risks, fees, and expenses. Read it carefully before investing.

[LOGO OF T. ROWE PRICE]          T. Rowe Price Investment Services, Inc.
                                 100 East Pratt Street
                                 Baltimore, MD 21202

                                                                F50-050 12/31/02